Discontinued Operations (Schedule of Discontinued Operation Revenue) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016		Dec. 31, 2015
Discontinued Operations [Abstract]
Total revenues	$ 36,447	$ 30,295		$ 29,888
Total cost of revenues	21,368	18,800		18,600
Research and development costs	(3,228)	(3,266)		(3,439)
Selling, general and administrative expenses	(6,260)	(3,601)		(4,332)
Financial expenses, net	(96)	(147)		(565)
Gain on sale of discontinued operation	12,807
Income from discontinued operations before taxes	18,302	4,450	[1]	2,952	[1]
Income tax expense	(6,028)	(585)	[1]	(249)	[1]
Net income from discontinued operations	$ 12,274	$ 3,865	[1]	$ 2,703	[1]

[1]	Reclassified - due to presenting PCB operation as discontinued operation - See Note 19